ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

10.    ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2023	2024
	RMB	RMB	US$
Payroll and welfare payables	746,185	1,059,291	145,148
Payables for the purchase of property and equipment	529,448	261,047	35,770
Payables for office supplies and utilities	455,001	649,298	88,969
Payables for delivery costs	260,153	266,930	36,576
Payables for advertising expenditures	132,211	141,942	19,449
Other taxes payables	102,241	332,661	45,582
Payables for professional service fees	37,065	43,253	5,927
Others	294,673	273,081	37,419

	2,556,977	3,027,503	414,840